Prepayment and non-current deposits (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Prepayment And Non-current Deposits 1		16,801,000
Prepayment And Non-current Deposits 2		7,469,000
Prepayment And Non-current Deposits 3	$ 1,199,000